Right-of-use asset	12 Months Ended
Dec. 31, 2022
Right-of-use Asset
Right-of-use asset

6. Right-of-use asset

Right-of-use asset consists of the following:

	December 31,	December 31,
	2022	2021

Office lease	$319,133	319,133
Less accumulated depreciation	(319,133)	(266,780)
Right-of-use asset, net	$-	$52,353

The total depreciation expense during the year ended December 31, 2022 was $52,353 (year ended December 31, 2021 - $106,378).